Shareholders' Equity (Details) - USD ($)		1 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Oct. 31, 2020	Oct. 28, 2022	Apr. 30, 2023	Jul. 07, 2023	Oct. 31, 2022	Oct. 31, 2021	May 20, 2021
Shareholders' Equity (Details) [Line Items]
Shares issued			2,584,804			1,363,630
Shares outstanding			2,584,804		1,363,630
Subdivided shares	5
Shares, par value (in Dollars per share)			$ 0.018
Total shares issued			177,778
Stock dividend description					stock dividend on 2 for 1 on post-Share Subdivision basis, whereby each shareholder holding 1 share of the 277,778 shares outstanding immediately preceding this stock dividend was issued an additional 2 shares
Ordinary shares issued		11,111	598,952		162,139		288,889
Offering price per share (in Dollars per share)							$ 90
Service compensation (in Dollars)		$ 60,000
Conversion of note payable (in Dollars)			$ 1,673,099		$ 2,236,684
Net cash proceeds (in Dollars)			1,200,000
Compensation amount (in Dollars)			$ 540,000
Share Subdivision [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued			555,556
Authorized share capital par value (in Dollars per share)	$ 0.09
Common stock, par value (in Dollars per share)	$ 0.018
Authorized share capital (in Dollars)	$ 27,778
Shares, authorized	2,777,778
Shares, par value (in Dollars per share)	$ 0.018
Total shares issued	277,778		833,333
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Total shares issued			444,444
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Shares, authorized			2,777,778
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Shares, authorized			8,333,333
Forecast [Member]
Shareholders' Equity (Details) [Line Items]
Description of reverse stock split				On July 7, 2023, our Board of Directors declared a reverse share split at a ratio of 1-for-18 for shares having a par value of $0.001 per share with effect from July 10. Following the reverse split, the shares will have a par value of $0.018 per share. There was no effect on total stockholders’ equity. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the reverse stock split.